May 10, 2013

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: VANGUARD MUNICIPAL BOND FUNDS
FILE NO. 333-187812
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Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, we hereby file the attached definitive
Proxy Statement/Prospectus and Statement of Additional Information dated May 10, 2013.

Sincerely,

Lex Smith
Associate Counsel
The Vanguard Group, Inc.